Leases	9 Months Ended
Mar. 31, 2023
Leases [Abstract]
Leases
9.
Leases

Leases Under ASC 842

We have lease agreements for certain winery facilities, vineyards, corporate and administrative offices, tasting rooms, and equipment under long-term non-cancelable leases. We determine if an arrangement is a lease at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all of the economic benefits from and have the ability to direct the use of the asset. Our lease agreements generally do not contain any material residual value guarantees or material restrictive covenants.

Beginning July 1, 2022, operating leases are included in operating lease right-of-use assets, current operating lease liabilities and long-term operating lease liabilities in our condensed consolidated balance sheet. Operating lease right-of-use assets and corresponding operating lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Operating lease expense for operating lease assets is recognized on a straight-line basis over the lease term. As most of our leases do not provide an implicit rate, we use our collateralized incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. We use the implicit rate if it is readily determinable.

Finance leases are included in finance lease right-of-use assets, current finance lease liabilities and long-term finance lease liabilities in our condensed consolidated balance sheet.

Our lease agreements include leases that contain lease components and non-lease components. For all asset classes, we have elected to account for both of these provisions as a single lease component.

We also have elected to apply a practical expedient for short-term leases whereby we do not recognize a lease liability and right-of-use asset for leases with a term of 12 months or less. In addition, we elected the package of transition practical expedients permitted under the transition guidance, which allows the Company to carry forward our leases without reassessing, whether any contracts are leases or contain leases, lease classification and initial direct costs.

Our leases have remaining lease terms from less than one year to 10 years. Our lease terms may include options to extend or terminate the lease when it is reasonably certain and there is significant economic incentive to exercise that option.

Beginning fiscal 2022, we no longer had related party lease agreements.

The following table summarizes the components of lease expense:

	Three Months Ended	Nine Months Ended
(in thousands)	March 31, 2023	March 31, 2023
Operating lease expense	$1,807	$5,365

Finance lease expense
Amortization of right-of-use assets	66	205
Interest on lease liabilities	8	25
Total finance lease expense	74	230
Variable lease expense	200	677
Short-term lease expense	28	98
Total lease expense	$2,110	$6,370

The following table summarizes supplemental balance sheet items related to leases:

(in thousands)	March 31, 2023
Operating Leases
Operating lease right-of-use assets	$32,971

Current portion of operating lease liabilities	6,357
Long-term operating lease liabilities	27,695
Total operating lease liabilities	34,052

Finance Leases
Finance lease right-of-use assets	624

Current portion of finance lease liabilities	286
Long-term finance lease liabilities	344
Total finance lease liabilities	$630

The following table summarizes the weighted-average remaining lease term and discount rate:

Weighted-average remaining lease term (in years)
Operating leases	6.2
Finance leases	2.5

Weighted-average discount rate
Operating leases	5.0%
Finance leases	5.0%

The minimum annual payments under our lease agreements as of March 31, 2023 are as follows:

(in thousands)	Operating Leases	Finance Leases
Remaining fiscal 2023	$1,326	$78
2024	6,943	309
2025	6,538	180
2026	6,512	96
2027	6,158	6
2028 and thereafter	12,122	-
Total lease payments	39,599	669
Less imputed interest	(5,547)	(39)
Present value of lease liabilities	34,052	630
Current portion of lease liabilities	(6,357)	(286)
Total long term lease liabilities	$27,695	$344

Note - Table excludes obligations for leases with original terms of 12 months or less which have not been recognized as ROU assets or liabilities in our condensed consolidated balance sheets.

On December 15, 2022, we closed on a purchase and sale agreement to sell a portion of Laetitia Vineyard and Winery’s land and related vineyards to a third-party buyer for $8.7 million. Concurrent with the finalization of the sale, we entered into a lease agreement to lease back from the third-party buyer certain of the vineyards blocks sold. The rent, payable annually, on this two-year operating lease was deemed to be below market. Therefore, we recorded an off-market adjustment of $0.3 million which increased the initial measurement of the ROU asset for this lease and reduced the loss recognized on this sale.

On March 31, 2023, the Company entered into a lease agreement with a third-party to lease a building beginning on April 1, 2023 for an initial term of 4 years at a monthly rate of $7,500 for the first year to be increased by 3% each year. Concurrently with the lease, the Company sold certain equipment held at the leased premises for total consideration of $109 thousand.